Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net (loss)	$ (3,835)	$ (4,126)
Depreciation	114	95
Non-cash operating lease expenses	66	67
Share-based compensation	320	643
Changes in values of warrants exercisable into shares liability		50
Decrease (increase) in prepaid expenses	(196)	41
Decrease (increase) in other receivables	1,640	(359)
(Decrease) increase in accounts payable trade	129	127
(Decrease) increase in accrued expenses and other liabilities	(1,071)	199
Operating lease liabilities	(62)	(81)
Net cash provided by (used in) operating activities	(2,895)	(3,344)
Cash flows from investing activities
Purchase of property and equipment	(166)	(132)
Investment in short-term bank deposits	(12,000)
Net cash received in the issuance of shares for the net assets of Bioblast Pharma Ltd.		1,544
Net cash (used in) provided by investing activities	(12,166)	1,412
Cash flows from financing activities
Proceeds from issuance of shares and warrants net of $2,294 and $655 issuance expenses, respectively	22,456	7,706
Proceeds from exercise of options	97	4
Net cash (used in) provided by financing activities	22,553	7,710
Increase (decrease) in cash and cash equivalents	7,492	5,778
Cash and cash equivalents - beginning of year	5,524	9,792
Exchange rate differences on cash and cash equivalents	(124)	535
Cash and cash equivalents - end of period	12,892	16,105
Non-cash transactions:
Warrants issued in settlement of issuance costs to a placement agent	563
Conversion of preferred stock to ordinary shares		525
Conversion of 6% preference on preferred stock to ordinary shares		2,071
Issuance of ordinary shares upon exercise of warrants		249
Issuance of shares in connection with merger		47
Assets acquired excluding cash and cash equivalents		(2,632)
Less - liabilities assumed		3,532
Net assets acquired excluding cash and cash equivalents		900
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash received for interest, net	$ 72	$ 93